Schedule of Interest Income and Interest Expense (Details) (Parenthetical)	Dec. 31, 2025	Dec. 31, 2024
Minimum [Member]
Federal Home Loan Bank, Advance, Branch of FHLBank [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	5.00%	5.60%
Maximum [Member]
Federal Home Loan Bank, Advance, Branch of FHLBank [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	7.40%	6.80%